Investment in associate company and business combination, Investment in Associate (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share of Profit of Associate Using in Equity Method [Abstract]
Profit after taxation		$ 0	$ 0	$ 1,327
Other comprehensive income for the year, net of tax		0	0	(66)
Total comprehensive income for the year		$ 0	$ 0	$ 1,261
Goodwood [Member]
Details of Associates [Abstract]
Ownership interest percentage	50.00%